Other intangible assets (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 44,665		₨ 44,925
Ending balance		44,367	$ 642	44,665
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		27,027		27,150
Add: Additions during the year		1,171		523
Less: Capitalizations during the year	[1]	(5,445)		(778)
Less: Impairments during the year		0		0
Effect of changes in exchange rates		1,857		132
Ending balance		₨ 24,610		₨ 27,027

[1]	During the year ended March 31, 2019, the products buprenorphine and naloxone sublingual film and tobramycin were available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.